Equity - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Repurchase at Board of Directors Meetings Resolution	Mar. 31, 2011 Repurchase at Board of Directors Meetings Resolution	Mar. 31, 2011 NSRV	Dec. 31, 2010 NSRV	Sep. 30, 2010 NSRV	Mar. 31, 2011 NSNK	Mar. 31, 2010 NSNK	Mar. 31, 2011 NCPL	Mar. 31, 2010 NCPL
Stockholders Equity Note [Line Items]
Percentage of cash dividends that must be appropriated as a legal reserve		10.00%
Description of dividend payment restriction		No further appropriations are required when the sum of the legal reserves reaches 25% of stated capital. These reserves currently exceed 25% of stated capital and are available for dividends under the Company Law subject to approval at the shareholders’ meeting
Amount of statutory retained earnings of the Company available for dividend payments to shareholders	¥ 109,970	¥ 102,889
Retained earnings, cash dividends	6,158
Retained earnings, cash dividends per share	¥ 45
Purchase of treasury stock, shares				1,645,800	670,900
Purchase of treasury stock, value	10,155	11,226	11	10,148	4,835
Treasury stock, shares	8,240,496	6,593,647
Treasury stock, at cost, value	42,440	32,285
Purchase of additional interests in subsidiaries, shares of common stock held in treasury allocated for the share exchange		721,534				721,534
Purchase of additional interests in subsidiaries, percentage owned by parent company							100.00%	64.90%	77.40%	76.70%	66.00%	64.80%
Retained earnings relating to equity in undistributed earnings of accumulated deficit of equity method investee	¥ 190	¥ 189	¥ 197